Jan. 04, 2016
THE VANTAGEPOINT FUNDS

Vantagepoint Low Duration Bond Fund

Supplement dated January 11, 2016 to the Prospectus dated May 1, 2015, as revised January 4, 2016

This supplement changes the disclosure in the Prospectus and provides new information that should be read together with the Prospectus and any supplements thereto.

I.	Vantagepoint Low Duration Bond Fund (“Low Duration Bond Fund”)

The following summary risk should be added after “Mortgage Backed Securities Risk” in the section titled “Principal Investment Risks” on page 2 of the Prospectus.

Prepayment and Extension Risk—Mortgage-backed and asset-backed securities are exposed to prepayment risk and extension risk. Prepayment risk may occur when borrowers pay their mortgages or loans more quickly than required under the terms of the mortgage or loan. Most borrowers are likely to prepay their mortgage or loan at a time when it may be least advantageous to a holder of these securities (e.g., during periods of falling interest rates), which may force the holder to reinvest the proceeds of prepayments in lower-yielding instruments and result in a decline in the holder’s income. Extension risk may occur when rising interest rates result in decreased prepayments, which could extend the average life of the security, cause its value to decline more than traditional fixed-income securities and increase its volatility.